Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principle of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
The Company has funded its operations primarily through the Business Combination and issuances of stock. As of December 31, 2021, the Company’s existing sources of liquidity included cash, cash equivalents and marketable securities of $164,007. The Company has incurred losses and negative cash flows from operations. If the Company incurs additional losses in the future, it may need to raise additional capital through issuances of equity and debt. However, management believes that the Company’s existing sources of liquidity are adequate to fund its operations for at least one year from the date the audited consolidated financial statements were available for issuance.

Reclassification of Prior Year Presentation
Certain prior year amounts have been reclassified for consistency with the current year presentation. Specifically, restricted cash is now presented as a separate line item on the consolidated balance sheets and was previously included within other noncurrent assets. Inventory write-downs is now presented as a separate line item on the consolidated statements of cash flows and was previously included within changes in inventories, net. Amortization of debt issuance costs is now presented as amortization of debt discounts on the consolidated statements of cash flows. Noncash interest expense related to bank loans is now presented as amortization of debt issuance costs on the consolidated statements of cash flows.

Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include investments, embedded derivative and warrant liabilities (See Note 3), fair value of common stock, and stock-based compensation.

Segment Reporting
We manage our business on the basis of one reportable and operating segment. Operating segments are defined as components of an enterprise with separate financial information, and are evaluated regularly by the chief operating decision maker, which is our Chief Executive Officer (“CEO”). The CEO decides how to allocate resources and assesses the Company’s performance based upon consolidated financial information. All of our sales were made to customers (in USD) located in the United States, Europe, and Asia through AEye, Inc., and all property and equipment is located in the United States.

Cash, Cash Equivalents
The Company considers all highly liquid investments, such as treasury bills, commercial paper, certificates of deposit, and money market instruments with maturities of three months or less at the time of acquisition to be cash equivalents. Cash equivalents primarily consist of amounts held in interest-bearing money market accounts that are readily convertible to cash. Cash equivalents are stated at cost, which approximates fair market value.
Marketable securities have been classified as
available-for-sale
and are carried at estimated fair value as determined based upon quoted market prices or pricing models for similar securities. Unrealized gains and losses in fair value of the available-for-sale
(“AFS”) debt securities are reported in other comprehensive
income (loss). When the AFS debt securities are sold, cost is based on the specific identification method, and the realized gains and losses are included in other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company determines the appropriate classification of its investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company considers all AFS debt securities as available for use to support current operations, including those with maturity dates beyond one year and are classified as current assets under marketable securities in the accompanying consolidated balance sheets. AFS debt securities included in marketable securities on the consolidated balance sheets consist of securities with original maturities greater than three months at the time of purchase. Interest on marketable securities is included within interest income.

Restricted Cash
Restricted cash of $2,150 and $1,223 as of December 31, 2021 and 2020, respectively consists of funds that are contractually restricted as to usage or withdrawal due to a contractual agreement. The Company has a letter of credit to the amount of $2,150 with Silicon Valley Bank as security for the payment of rent on its headquarters in Dublin, CA which require lease payments through 2026. During the year ended December 31, 2020, as a result of
COVID-19,
the Company agreed to a rent payment restructuring arrangement with the landlord, whereby restricted cash under the letter of credit was released and $928 was used to fund rental payments during the period from May 1, 2020 through December 31, 2020. At December 31, 2020, the Company had an available letter of credit of $1,223. As part of the restructuring arrangement, the Company replenished the letter of credit back by paying $928 in January 2021.
The Company determines current or
non-current
classification of restricted cash based on the expected duration of the restriction.

Concentration of Credit Risk
Financial instruments which potentially subject the Company to concentration of credit risk consist primarily of cash, cash equivalents, and marketable securities, and accounts receivable. The Company places its cash and cash equivalents with major financial institutions, which management assesses to be of high credit quality, to limit the exposure of each investment. The Company’s marketable securities have investment grade ratings when purchased which mitigates risk.
The Company’s accounts receivables are derived from customers located in the U.S., Europe, and Asia. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions. The Company generally does not require collateral.
The Company’s concentration of risk related to accounts receivable and accounts payable was determined by evaluating the number of customers and vendors accounting for 10% or more of accounts receivable (“AR”) and accounts payable (“AP”). As of December 31, 2021, AEye had one customer accounting for 10% or more of AR and two vendors accounting for 10% or more of AP. As of December 31, 2020, AEye had four customers accounting for 10% or more of AR and three vendors accounting for 10% or more of AP.
For the years ended December 31, 2021 and 2020, revenue from the Company’s major customers representing 10% or more of total revenue was as follows:

	Year ended December 31,
	2021	2020
Customer A	*	66%
Customer B	55%	*

*	Customer accounted for less than 10% of total revenue in the period.

Fair Value of Financial Instruments
The Company defines fair value as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. For additional discussion on fair value of financial instruments, see Note 3.

Derivatives
The Company accounts for derivative instruments in accordance with Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) Topic 815,
Derivatives and Hedging
(“ASC 815”). The Company’s objectives and strategies for using derivative instruments, and how the derivative instruments and related hedged items are accounted for affect the financial statements.
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risk. Terms of convertible debt instruments are reviewed to determine whether they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract and recorded on the consolidated balance sheets at fair value.
An evaluation of specifically identified conditions is made to determine whether the fair value of the derivative issued is required to be classified as equity or as a derivative liability. The fair value of derivative liabilities is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. For additional discussion of derivatives, see Note 3.

Accounts Receivable, net
Accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.
If necessary, accounts receivable are reduced by an allowance for doubtful accounts, which is the Company’s best estimate of the amount of credit losses inherent in its existing accounts receivable. The Company reviews the need for an allowance for doubtful accounts quarterly based on historical experience with each customer and the specifics of each arrangement. During the years ended December 31, 2021 and 2020, the Company did not have any write-offs and at December 31, 2021 and 2020 did not record an allowance for doubtful accounts as all accounts receivable amounts are expected to be collected.

Deferred Transaction Costs
The Company capitalized qualified legal, accounting, and other direct costs related to the Business Combination which were deferred until completion of the Business Combination. In August 2021, upon the completion of the Business Combination, all deferred costs were offset against proceeds from the Business Combination and the private investment in public equity (“PIPE”) financing.

Property and Equipment, net
Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from 3 to 7 years. Leasehold improvements are amortized over the shorter of the lease term or expected useful life of the improvements.

Impairment of Long-Lived Assets
The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. There are no impairment charges recorded in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020.

Leases
The Company rents office space under long-term leases that are accounted for as operating leases following FASB ASC Topic 840,
Leases
(“ASC 840”). Rent expense is recognized on a straight-line basis over the expected lease term. The difference between straight-line rent expense and amounts paid are recorded as a deferred rent liability. Lease incentives, including tenant improvement allowances, are also recorded as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the expected term of the lease.

Revenue Recognition and Cost of Revenue
The Company generates revenues from the sale of prototypes and from development arrangements with automakers and suppliers to automakers. Under FASB ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”), the Company accounts for such arrangements as contracts with customers and accordingly recognizes revenue by applying the following steps:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligations in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, the Company satisfies a performance obligation
See Note 16, Revenue, for additional information related to the application of ASC 606 to the Company’s primary revenue streams.
Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and therefore are excluded from revenues in the consolidated statements of operations and comprehensive loss.
Arrangements with Multiple Performance Obligations
When a contract involves multiple performance obligations, the Company accounts for individual products and services separately if the customer can benefit from the product or service on its own or with other resources that are readily available to the customer and the product or service is separately identifiable from other promises in the arrangement. The consideration is allocated between separate performance obligations in proportion to their estimated standalone selling price (SSP). The SSP reflects the price the Company would charge for a specific product or service if it were sold separately in similar circumstances and to similar customers. If the selling price is not directly observable, the Company determines SSP using information that may include other observable inputs, such as the Company generally uses the cost plus margin approach to estimate SSP. In instances where SSP is not directly observable, the Company determines SSP using information that may include other observable inputs such as expected costs plus margin, or uses the residual approach for performance obligations whose SSP is highly variable or uncertain.
The Company provides standard product warranties for a term of typically one year to ensure that its products comply with agreed-upon specifications. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. Estimated future warranty costs are accrued and charged to cost of sales in the period that the related revenue is recognized. These estimates are based on historical warranty experience and any known or expected changes in warranty exposure, such as trends of product reliability and costs of repairing and replacing defective products. The Company assesses the adequacy of its recorded warranty liabilities on a quarterly basis and adjusts the amounts as necessary. Warranty costs are included within accrued expenses and other liabilities on the consolidated balance sheets. Refer to Note 8 for further information on warranty reserve amounts.
Collaboration and Development Agreements
The Company considers whether an arrangement qualifies as a collaborative arrangement under FASB ASC Topic 808,
Collaborative Arrangements
(“ASC 808”)
,
by assessing whether the arrangement between the parties have joint operating activities where both are (i) active participants in the activity; and (ii) have exposure to significant risks and rewards dependent on the commercial success of the activity. When both criteria are met, the arrangement is considered a collaborative arrangement and accounted for under ASC 808.
To qualify and present consideration as revenue within the scope of ASC 606, consideration exchanged in a collaborative arrangement must originate from a customer. The Company refers to ASU
2018-18,
Clarifying the Interaction between Topic 808 and Topic 606
, which clarifies when participants of a collaborative arrangement are within the scope of ASC 606 (and a customer relationship exists in the context of a unit of account).
The Company evaluates the unit of account for each arrangement and determines if the collaboration partner is considered a customer (defined as a party contracted with the entity to obtain goods and services which are outputs from the entity’s ordinary course of business, in exchange for consideration). When this definition is met, the Company applies the ASC 606 guidance, including recognition, measurement, presentation, and disclosure requirements to the unit of account. When a portion of a bundle unit of account (i.e., multiple promises which are not individually distinct) is not with a customer, the entire unit of account is not accounted for under the scope of ASC 606. For such arrangements, the Company may choose to analogize to the recognition and measurement guidance of ASC 606 whereby the consideration associated with revenue from non-ASC
606 elements are recognized together with revenue to be recognized under ASC 606, as appropriate.
Other Policies, Judgments and Practical Expedients
Contract assets and liabilities.
Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. The Company did not have any contract assets as of December 31, 2021. Contract liabilities relate to deferred revenue. Deferred revenue consists of amounts that have been invoiced and/or cash received but for which revenue has not been earned. This generally includes unrecognized revenue balances for development arrangements. Deferred revenue that will be realized during the succeeding
12-month
period is recorded within current liabilities and the remaining deferred revenue is recorded as noncurrent liabilities.
Right of return.
The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit. Therefore, the Company does not estimate returns and generally recognizes revenue at contract price upon product shipment or delivery.
Significant financing component.
In certain arrangements, the Company receives payment from a customer either before or after the performance obligation has been satisfied. The expected timing difference between the payment and satisfaction of performance obligations for all of the Company’s contracts is one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money on transaction price. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.
Contract modifications.
The Company may modify contracts to offer customers additional products or services. Each of the additional products and services are generally considered distinct from those products or services transferred to the customer before the modification. The Company evaluates whether the contract price for the additional products and services reflects the standalone selling price as adjusted for facts and circumstances applicable to that contract. In these cases, the Company accounts for the additional products or services as a separate contract. In other cases where the pricing in the modification does not reflect the standalone selling price as adjusted for facts and circumstances applicable to that contract, the Company accounts for the additional products or services as part of the existing contract primarily on a prospective basis.
Judgments and estimates.
Accounting for contracts recognized over time under ASC 606 involves the use of various techniques to estimate total contract revenue and costs. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a contract will be revised in the near-term. The Company reviews and updates its contract-related estimates quarterly, and records adjustments as needed. For those performance obligations for which revenue is recognized using a cost-to-cost
input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized in the period in which the revisions to the estimates are made.
Cost of Revenue
Cost of revenue primarily consists of costs directly associated with the production of those prototypes that are held for sale and certain costs associated with development arrangements. Such costs for prototypes are direct materials, direct labor, indirect labor, warranty expense, and allocation of overhead. Direct and indirect labor includes personnel-related costs and packaging and procurement respectively associated with the production of prototypes. Other costs such as indirect manufacturing costs are recognized in research and development and general and administrative expenses on the consolidated statements of operations and comprehensive loss. Costs associated with development arrangements include the direct costs and allocation of overhead costs involved in the execution of the contract.

Research and Development Expenses
Research and development expenses include personnel costs (including salaries, benefits, bonuses, and stock-based compensation), new hardware and software materials to the extent no future economic benefits are expected, other related expenses such as lab equipment, third party development-related contractors, and allocated overhead expenses. Substantially all the R&D expenses are related to the development of new products and services, including contract development expenses. They are expensed as incurred and included in the consolidated statements of operation and comprehensive loss.

Stock-Based Compensation
The Company accounts for stock-based compensation by measuring and recognizing compensation expense for all share-based awards based on estimated grant-date fair values. The Company uses the straight-line attribution method to allocate compensation cost to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of share-based awards using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the option’s expected term and the price volatility of the underlying stock. The Company’s policy is to recognize stock-based compensation net of estimated forfeitures, based on historical forfeiture rates. The Company measures nonemployee awards at the date of grant, which generally is the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. The fair value of the restricted stock units, or “RSUs,” is equal to the fair market value of the Company’s common stock on the grant date. The fair value of the stock-based compensation is recognized on a straightline basis over the requisite service period, which is generally the vesting period of the award.
Stock options and RSUs for all periods prior to the Business Combination have been retroactively restated to give effect to the recapitalization. Refer to Note 2 for further discussion of the equity recapitalization resulting from the Business Combination.

Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. If the Company determines that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment to the deferred tax asset valuation allowance would be made to reduce the provision for income taxes.
The Company records uncertain tax positions in accordance with FASB ASC Topic 740,
Income Taxes
(“ASC 740”) on the basis of a
two-step
process in which determinations are made (1) whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority.
The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations and comprehensive loss. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheets. As of and for the year ended December 31, 2021 and 2020 there were no interest or penalties recorded.

Net Loss per Share
Basic net loss per share is computed using net loss available to common stockholders divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share reflects the dilutive effects of stock options, restricted stock units, preferred stock, convertible notes, and public and private placement warrants outstanding during the period to the extent such securities would not be anti-dilutive and is determined using the if-converted
and treasury stock methods.
The Company calculates weighted average number of common shares outstanding during the period using the Company’s Class A common stock outstanding. As the merger has been accounted for as a reverse capitalization, the consolidated financial statements of the merged entity reflects the continuation of the pre-merger
AEye Technologies financial statements, which has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, CF III. As a result, net loss per share was also restated for periods ended prior to the Business Combination. See Note 2 for details on this recapitalization and Note 14 for the retroactive restatement of net loss per share.
Basic and diluted net loss per share attributable to common stockholders was the same for all periods presented as the inclusion of all potentially dilutive securities outstanding was anti-dilutive, as AEye is currently operating in a net loss position.

Comprehensive Loss	Comprehensive loss includes all changes in equity (net assets) from non-owner sources during a period and net unrealized gains (losses) on available-for-sale debt securities.
Recently Accounting Pronouncements and Recently Adopted Accounting Guidance
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments
, which has subsequently been amended by ASU
No. 2018-19,
ASU
No. 2019-04,
ASU
No. 2019-05,
ASU
No. 2019-10,
and ASU
No. 2019-11.
The objective of the guidance in ASU
2016-13
is to allow entities to recognize estimated credit losses in the period that the change in valuation occurs. ASU
2016-13
requires an entity to present financial assets measured on an amortized cost basis on the balance sheet net of an allowance for credit losses.
Available-for-sale
and held to maturity debt securities are also required to be held net of an allowance for credit losses. For public business entities, this standard is effective for fiscal years beginning after December 15, 2019. For smaller reporting companies, the standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact this standard will have on its consolidated financial statements and related disclosures and will adopt the guidance on January 1, 2023 as permitted for smaller reporting companies.
In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU)
No. 2016-02.
FASB ASC Topic 842,
Leases
(“ASC 842”) supersedes the previous accounting guidance for leases included within ASC 840. The new guidance generally requires an entity to recognize operating and financing lease liabilities and corresponding right-of-use
assets on its balance sheet, as well as recognize the associated lease expenses on its statements of operations in a manner similar to that required under current accounting rules. The guidance requires a modified retrospective transition approach with application in all comparative periods presented (the “Comparative Method”), or alternatively, as of the effective date as the date of initial application without restating comparative period financial statements (the “Effective Date Method”).
The new standard is effective for the Company on January 1, 2022. We adopted the new standard on January 1, 2022 using the Effective Date Method. The Company has completed a substantial portion of its evaluation of the effect of adopting ASC 842 on its financial statements. Upon adoption on January 1, 2022, the Company expects to recognize estimated right-of-use
assets and lease liabilities totaling approximately $16,050 and $19,692, respectively, to reflect the present value of remaining lease payments under existing lease arrangements. The new guidance also provides several practical expedients and policies that companies may elect upon transition. The Company plans to elect the transition practical expedient package, which among other things, allows the carryforward of historical lease classifications. The Company will continue to apply Topic 840 prior to January 1, 2022, including Topic 840 disclosure requirements, in the comparative periods presented.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
(Topic 740):
Simplifying the
 Accounting for Income Taxes
. This standard simplifies the accounting for income taxes by, among other things, eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU
2019-12
is effective for public business entities for fiscal years beginning after December 15, 2021. We have adopted ASU
2019-12
as of January 1, 2022, and our adoption did not have a material impact on the consolidated financial statements.